IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 316		$ 296		$ 191
Increase (decrease) in present value of shareholders' equity	(571)		(579)		(515)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(89)		(92)		(60)
Increase (decrease) in present value of shareholders' equity	$ 79		$ 107		$ 108
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 47		$ 47		$ 35
Increase (decrease) in present value of shareholders' equity		(337)		(257)		(267)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(24)		(70)		(14)
Increase (decrease) in present value of shareholders' equity		$ 13		$ (12)		$ 28